Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and bank accounts	R$ 1,607,257	R$ 1,865,077
Cash equivalents	9,264,664	8,130,929
Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Cash and bank accounts	160,310	154,399
Cash equivalents	R$ 4,881,537	3,757,694
Brazilian Reais [Member] | Investment funds [member]
IfrsStatementLineItems [Line Items]
Average rate	11.65%
Cash equivalents	R$ 4,676	3,492
Brazilian Reais [Member] | Bank deposit certificates [Member]
IfrsStatementLineItems [Line Items]
Average rate	11.89%
Cash equivalents	R$ 4,876,861	3,754,202
Saudi Arabia, Riyals
IfrsStatementLineItems [Line Items]
Cash and bank accounts	307,151	307,440
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Cash and bank accounts	R$ 768,868	946,999
United States of America, Dollars | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Average rate	5.82%
Cash equivalents	R$ 2,069,531	2,469,028
United States of America, Dollars | Overnight [Member]
IfrsStatementLineItems [Line Items]
Average rate	1.74%
Cash equivalents	R$ 17,570	12,720
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Cash and bank accounts	24,506	93,321
Turkey, New Lira
IfrsStatementLineItems [Line Items]
Cash and bank accounts	93,641	83,339
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Cash and bank accounts	252,781	279,579
Cash equivalents	R$ 2,775,870	2,508,158
Others Currencies [Member] | Term Deposit [Member]
IfrsStatementLineItems [Line Items]
Average rate	6.15%
Cash equivalents	R$ 612,110
Others Currencies [Member] | Term Deposit One [Member]
IfrsStatementLineItems [Line Items]
Cash equivalents	R$ 76,659	R$ 26,410